FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Investments	$ 21,500	$ 21,900
Short-term investments	6,182	5,899
Long-term investments	$ 15,300	$ 16,000